Financial Derivative Contracts and Hedge Accounting - Schedule of Hedge Net Investment in Itau Corpbanca Colombia (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Effective Portion	$ (38,014)	$ 43,572
Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	(38,014)	43,572
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	201,150	2,061,015
1 year [member] | Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Notional value	201,150	2,061,015
New York Branch [member]
Disclosure of detailed information about hedged items [line items]
Effective Portion		51,803
New York Branch [member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,897,025
Colombia Branch [member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	(38,014)	(8,231)
Colombia Branch [member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 201,150	$ 163,990